UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number           811-01528

Bruce Fund, Inc.

(Exact name of registrant as specified in charter)

20 North Wacker Drive, Suite 2414 Chicago, IL 60606

(Address of principal executive offices)	(Zip code)

James M. Landis

Unified Fund Services, Inc.

431 N. Pennsylvania St.

Indianapolis, IN 46204

(Name and address of agent for service)

Registrant's telephone number, including area code:	312-236-9160

Date of fiscal year end:	06/30

Date of reporting period:	6/30/07

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

BRUCE FUND, INC.

REPORT TO SHAREHOLDERS

_______________________

Annual Report

June 30, 2007

BRUCE FUND, INC.

20 North Wacker Drive

Suite 2414

Chicago, Illinois 60606

(312) 236-9160

BRUCE FUND, INC.

Management’s Discussion and Analysis

The Bruce Fund (the “Fund”) shares produced a total return of 9.66% for the year ended June 30, 2007, compared to a total return of 20.57% for the S&P 500 Index and 16.43% for the Russell 2000 Index for the same period. The stock investments in the Fund produced the majority of the gain. The Fund managers attempt to invest for capital appreciation and as stated in the prospectus the risks of this strategy are many. At times the adviser’s strategy may result in the Fund holding a large cash position for a transitional period of time. That was the case for most of the fiscal year and our performance lagged most averages.

Areas of investment have continued to be short to intermediate bonds selling at discounts to par value as well as small and micro-cap equities divided between value, emerging growth, distress and turnaround plays. This strategy encompasses significant investment risks, which are again outlined in the prospectus. Some other principal investment risks that were especially influential in the Fund’s performance were issuer-specific changes and management’s assessment of the prospects for the individual securities. Also the many associated risks with distressed investing came to pass, chiefly companies continuing to experience poor operating results and increased volatility.

The cash position of the Fund remains relatively high as the Fund manager searches for reasonable long-term capital appreciation opportunities. There are no plans to close the Fund at the present time or at a predetermined asset level. Shareholders are invited to use the toll-free number (800) 872-7823 to obtain any Fund information (including the proxy voting record), or can visit www.thebrucefund.com, to obtain the same.

Investment Results

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling 1-800-872-7823.

* The Index is an unmanaged benchmark that assumes reinvestment of all distributions and excludes the effect of taxes and fees. The S&P 500 Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The chart above assumes an initial investment of $10,000 made on June 30, 1997 and held through June 30, 2007. THE FUND’S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Investment returns and principal values will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price.

Current performance may be lower or higher than the performance data quoted. For more information on the Bruce Fund, and to obtain performance data current to the most recent month end, please call 1-800-872-7823. Investing in the Fund involves certain risks that are discussed in the Fund’s prospectus. Please read the prospectus carefully before you invest or send money.

FUND HOLDINGS – (Unaudited)

1As a percent of net assets.

Availability of Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Qs are available at the SEC’s website at www.sec.gov. The Fund’s Form N-Qs are also available by calling the Fund at (800) 872-7823. The Fund’s Form N-Qs may be reviewed and copied at the Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ABOUT YOUR FUND’S EXPENSES – (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period (January 1, 2007) and held for the entire period (through June 30, 2007).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Bruce Fund	Beginning Account Value January 1, 2007	Ending Account Value June 30, 2007	Expenses Paid During Period* January 1 – June 30, 2007
Actual	$1,000.00	$1,048.20	$2.98
Hypothetical**	$1,000.00	$1,021.89	$2.94

* Expenses are equal to the Fund’s annualized expense ratio of 0.59%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the partial year period).

** Assumes a 5% return before expenses.

BRUCE FUND, INC.

SCHEDULE OF INVESTMENTS

June 30, 2007

COMMON STOCKS - (37.77%)
No. of Shares		Issue	Cost	Market Value
	Automotive/Transportation (4.85%)
126,500	(a)	AMERCO	$ 5,825,856	$ 9,550,750
422,200	(a)	Amerigon, Inc.	2,209,885	7,595,378
100,000	(a)	Rural/Metro Corp.	140,117	571,000
30,000		Noble International, Ltd.	557,745	613,200
3,899	(a)	UAL Corp.	149,824	158,245
			8,883,427	18,488,573

	Business Services (2.04%)
202,313		American Ecology Corp.	3,854,018	4,333,544
210,000	(a)	Internet Capital Group, Inc.	1,518,587	2,604,000
358,200	(a)	OpenTV Corp. - Class A	1,016,594	759,384
706,000	(a)	Sequiam Corp.	308,091	84,791
			6,697,290	7,781,719

	Chemicals (0.55%)
225,000	(a)	Omega Protein Corp.	1,871,680	2,083,500

	Consumer Products (1.99%)
1,602,706	(a)	Alanco Technologies, Inc.	3,507,709	3,814,440
395,400	(a)	American Italian Pasta Co. - Class A	1,602,157	3,776,070
			5,109,866	7,590,510

	Energy/Energy Services (10.08%)
275,080	(a)	Arena Resources, Inc.	2,809,064	15,984,899
246,500	(a)	ATP Oil & Gas Corp.	10,165,671	11,989,760
202,424	(a)	Double Eagle Petroleum Co.	4,094,387	3,611,244
210,000	(a)	Hercules Offshore, Inc.	5,756,674	6,799,800
			22,825,796	38,385,703

	Health Services (4.85%)
330,100	(a)	America Service Group, Inc.	4,535,071	5,585,292
100,000	(a)	CV Therapeutics, Inc.	2,688,088	1,321,000
608,229	(a)	EDAP TMS S.A. (ADR)	5,106,685	4,026,476
182,300	(a)	Health Grades, Inc.	156,028	1,186,773
3,487,969	(a)	NexMed, Inc.	3,916,129	6,348,104
			16,402,001	18,467,645

	Manufacturing (1.88%)
1,731,500	(a)	AirBoss of America Corp. (Canadian)	5,706,705	7,162,003

	Mineral Exploration (3.61%)
5,325,100	(a)	Admiral Bay Resources, Inc.	3,958,415	2,236,542
142,223	(a)	Edge Petroleum Corp.	2,897,642	1,992,544
346,160	(a)	Kinross Gold Corp.	3,012,272	4,043,149
199,270	(a)	Solitario Resources Corp. (Canadian)	347,555	956,496
438,275	(a)	TXCO Resources, Inc.	5,218,523	4,505,467
			15,434,407	13,734,198

	Pharmaceutical/Drug Delivery (3.80%)
265,585	(a)	Elan Corporation, plc (ADR)	2,260,007	5,824,279
120,000	(a)	EPIX Pharmaceuticals, Inc.	1,032,764	673,200
50,000		Merck & Co., Inc.	2,130,680	2,490,000
150,000		Pfizer, Inc.	3,890,680	3,835,500
220,025	(a)	QLT, Inc.	2,418,132	1,628,185
			11,732,263	14,451,164

*See accompanying notes which are in integral part of these financial statements.

BRUCE FUND, INC.
SCHEDULE OF INVESTMENTS
June 30, 2007

COMMON STOCKS - (37.77%)

No. of Shares		Issue	Cost	Market Value
Property-Casualty Insurance (2.45%)
908,311	(a)	GAINSCO, Inc.	$ 4,979,696	$ 5,985,769
60,000		RLI Corp.	2,767,668	3,357,000
			7,747,364	9,342,769

Telecommunications (1.67%)
632,679	(a)	Ibasis, Inc.	3,338,006	6,358,424

		Total Common Stocks	105,748,805	143,846,208

CONVERTIBLE PREFERRED STOCKS (1.05%)
Power Producers (1.05%)
10,000		AES Trust III 6.75%	331,030	502,500
64,900		Edge Petroleum Corp., 5.375%	3,493,345	3,491,620
		Total Convertible Preferred Stocks	3,824,375	3,994,120

BONDS (37.53%)

Principal		Issue

U.S. Government (6.75%)
$ 24,000,000		U.S. Treasury "Strips", 0.00% due 8-15-2028	8,027,859	8,082,984
40,000,000		U.S. Treasury "Strips", 0.00% due 8-15-2029	14,086,588	12,878,040
20,000,000		U.S. Treasury "Strips", 0.00% due 2-15-2036	5,411,229	4,732,440
			27,525,676	25,693,464

Municipal (0.04%)
1,000,000	(a)	Indianapolis Airport Authority 6.50% due 11-15-2031	167,935	160,000

Corporate (0.88%)
2,300,000		Charter Communications, LLC., 9.92% due 4-1-2011	1,826,916	2,302,875
1,029,000		Danka Business Systems plc. 10.00% due 4-1-2008	992,721	1,029,000
			2,819,637	3,331,875

Corporate Convertibles (29.86%)
9,179,000		Antigenics Inc. 5.25% due 2-1-2025	5,658,493	6,930,145
8,000,000		Atherogenics, Inc. 4.50% due 9-1-2008	9,192,316	7,110,000
2,000,000		Atherogenics, Inc. 1.50% due 2-1-2012	1,659,044	970,000
2,639,000	(d)	C&D Technologies, Inc. 5.25% due 11-1-2025	2,271,482	2,573,025
200,000	(c)	Calpine Corp. 4.75% due 11-15-2023	162,000	229,500
7,300,000		Cell Genesys, Inc. 3.125% due 11-1-2011	5,929,939	5,748,750
3,843,000		Cell Therapeutics, Inc. 5.75% due 6-15-2008	3,096,584	2,805,390
1,000,000	(d)	Cell Therapeutics, Inc. 6.75% due 10-31-2010	1,000,000	695,000
7,500,000		Cell Therapeutics, Inc. 5.75% due 6-15-2008	5,972,803	5,287,500
5,500,000		Cell Therapeutics, Inc. 4.00% due 7-1-2010	3,690,736	3,217,500
1,800,000		Ciphergen Biosystems, Inc. 7.00% due 9-1-2011	1,450,430	1,620,000
2,000,000		Covad Communications Group, Inc. 3.00% due 3-15-2024	1,447,900	1,825,000
4,800,000		Curagen Corp. 4.00% due 2-15-2011	3,611,924	3,696,000
5,000,000		CV Therapeutics, Inc. 2.75% due 5-16-2012	4,886,006	4,856,250
2,000,000		CV Therapeutics, Inc. 3.25% due 8-16-2013	1,988,311	1,770,000
9,140,000		deCODE genetics, Inc. 3.50% due 4-15-2011	7,143,161	6,695,050
1,990,000		Durect Corp. 6.25% due 6-15-2008	2,025,681	2,574,562
5,000,000		Encysive Pharmacueticals, Inc., 2.50% due 3-15-2012	3,822,731	3,187,500
6,600,000		Endeavor International Corp. 6.00% due 1-15-2012	6,097,031	5,816,250
5,500,000		Epix Medical Inc. 3.00% due 6-15-2024	3,997,883	4,283,125
3,150,000		Incyte Corp. 3.50% due 2/15/2011	2,680,343	2,775,938
2,000,000		Indevus Pharmaceuticals, Inc. 6.25% due 7-15-2008	1,787,861	2,465,000
3,000,000	(d)	Isis Pharmaceuticals Inc. 2.625% due 2-15-2027	2,746,705	2,891,250
3,910,000		Isis Pharmaceuticals Inc. 2.625% due 2-15-2027	3,956,985	3,768,263
1,000,000	(b)	Kellstrom Industries Inc. 5.75% due 10-15-2002	53,750	30,000
2,466,638	(b)	Kellstrom Industries Inc. 5.50% due 6/15/2003	143,750	73,999
1,500,000		Level 3 Communications, Inc. 6.00% due 3-15-2010	787,652	1,445,625
2,700,000		Midway Games, Inc. 6.00% due 9-30-2025	2,523,477	2,656,125
3,500,000		NPS Pharmaceuticals, Inc. 3.00% 6-15-2008	3,272,053	3,342,500
8,819,000		Oscient Pharmaceuticals 3.50% due 4-15-2011	6,776,293	6,481,965
940,000		Spacehab Inc. 8.00% due 10-15-2007	919,563	850,700
4,509,000		Spacehab Inc. 5.50% due 10-15-2010	4,064,021	2,367,225
5,150,000		Terremark Worldwide Inc. 9.00% due 6-15-2009	4,582,818	5,246,563
2,000,000		UT Starcom Inc. 0.875% due 3-1-2008	1,455,207	1,987,500
6,000,000	(d)	Vion Pharmaceuticals Inc. 7.75% due 2-15-2012	5,681,104	5,475,000
			116,536,037	113,748,200

		Total Bonds	147,049,285	142,933,539

*See accompanying notes which are in integral part of these financial statements.

BRUCE FUND, INC.
SCHEDULE OF INVESTMENTS
June 30, 2007

WARRANTS (0.03%)

No. of Shares		Issue	Cost	Market Value

468,000		Vion Pharmaceuticals, Inc., expires 2/20/2010	$ -	$ 117,000
		Total Warrants	-	117,000

MONEY MARKET (24.44%)
93,108,262	(e)	Fidelity Prime Fund Capital Resources, 4.46%	93,108,262	93,108,262
		Total Money Market	93,108,262	93,108,262

		Total Investments (100.82%)	$349,730,727	$ 383,999,129

		Liabilities in excess of cash & other assets (-0.82%)		(3,119,098)

		TOTAL NET ASSETS (100.00%)		$ 380,880,031

	(a)	Non-cash income producing security.
	(b)	In default.
	(c)	Private Placement and restricted security under Rule 144A of the Securities Act of 1933. In default.
	(d)	Private Placement and restricted security under Rule 144A of the Securities Act of 1933.
	(e)	Variable rate securities; the money market rate shown represents the rate at June 30, 2007.

*See accompanying notes which are in integral part of these financial statements.

BRUCE FUND, INC.

Statement of Assets and Liabilities

June 30, 2007

Assets
Investments in securities, at market value (cost $349,730,727)	$ 383,999,129
Interest receivable	2,072,778
Receivable for Fund shares sold	538,512
Dividends receivable	110,734
Prepaid expenses	21,412
Total Assets	386,742,565

Liabilities
Cash overdraft	5,850
Accrued advisory fees	166,158
Other accrued expenses	213,560
Payable for Fund shares redeemed	495,981
Payable for investments purchased	4,979,567
Accrued trustee expenses	1,418
Total Liabilities	5,862,534

Net Assets	$ 380,880,031

Net Assets consist of:
Capital stock (898,004 shares of $1 par value
capital stock issued and outstanding: 2,000,000
shares authorized)	$ 898,004
Paid in capital	334,535,291
Accumulated undistributed net investment income	7,011,454
Accumulated undistributed net realized gain on investments	4,166,880
Net unrealized appreciation on investments	34,268,402

Net Assets	$ 380,880,031

Shares outstanding (2,000,000 shares authorized)	898,004

Net asset value, offering and redemption price per share	$ 424.14

*See accompanying notes which are in integral part of these financial statements.

BRUCE FUND, INC.
Statement of Operations
For the fiscal year ended June 30, 2007

Investment Income
Interest income	$ 13,693,160
Dividend income	334,840
Total Income	14,028,000

Expenses
Investment adviser fee	1,661,248
Transfer agent expense	246,668
Administration expense	205,308
Fund accounting expense	79,440
Custodian expense	54,146
Report printing expense	48,848
Audit expense	41,582
Registration expense	39,512
24f-2 fee	17,568
Postage expense	16,441
Non-income tax expense	6,095
Director expense	2,435
Insurance expense	1,352
Legal expense	1,049
Total Expenses	2,421,692
Net Investment Income	11,606,308

Realized & Unrealized Gain (Loss)
Net realized gain on investment securities	4,620,812
Change in unrealized appreciation (depreciation)
on investment securities	13,846,431
Net realized and unrealized gain on investment securities	18,467,243
Net increase in net assets resulting from operations	$ 30,073,551

*See accompanying notes which are in integral part of these financial statements.

BRUCE FUND, INC.

Statements of Changes in Net Assets

	Fiscal	Fiscal
	Year ended	Year ended
	June 30, 2007	June 30, 2006
Operations
Net investment income	$ 11,606,308	$ 4,236,868
Net realized gain on investment securities	4,620,812	10,091,438
Change in unrealized appreciation (depreciation) on investment securities	13,846,431	10,139,337
Net increase in net assets resulting from operations	30,073,551	24,467,643

Distributions
From net investment income	(7,419,641)	(1,967,890)
From net realized gain	(9,462,178)	(1,739,587)
Total distributions	(16,881,819)	(3,707,477)

Capital Share Transactions
Proceeds from shares sold	170,848,346	138,627,625
Reinvestment of distributions	15,996,527	3,478,546
Amount paid for shares repurchased	(44,745,119)	(18,822,037)
Net increase in net assets resulting
from capital share transactions	142,099,754	123,284,134

Total Increase in Net Assets	155,291,486	144,044,300

Net Assets
Beginning of year	225,588,545	81,544,245

End of year	$ 380,880,031	$ 225,588,545

Accumulated undistributed net investment income
included in net assets at end of year	$ 7,011,454	$ 2,824,787

Capital Share Transactions
Shares sold	414,394	358,851
Shares issued in reinvestment of distributions	39,452	9,590
Shares repurchased	(107,602)	(49,431)

Net increase from capital share transactions	346,244	319,010

*See accompanying notes which are in integral part of these financial statements.

BRUCE FUND, INC.

Financial Highlights

Selected data for each share of capital stock outstanding through each year is presented below

		Fiscal years ended June 30,

	2007	2006	2005		2004		2003

Selected Per Share Data
Net asset value, beginning of year	$ 408.85	$ 350.35	$ 283.34		$ 184.27		$ 145.67

Income from investment operations:
Net investment income	12.86	8.14	5.67	[1]	4.41	[1]	6.19	[1]
Net realized and unrealized gain	25.57	60.55	73.01		107.66		50.11
Total from investment operations	38.43	68.69	78.68		112.07		56.30

Less Distributions to Shareholders:
From net investment income	(10.17)	(5.41)	(5.19)		(5.35)		(5.30)
From net realized gain	(12.97)	(4.78)	(6.48)		(7.65)		(12.40)
Total distributions	(23.14)	(10.19)	(11.67)		(13.00)		(17.70)

Net asset value, end of year	$ 424.14	$ 408.85	$ 350.35		$ 283.34		$ 184.27

Total Return[4]	9.66%	19.98%	27.80%		62.52%		41.99%

Ratios and Supplemental Data
Net assets, end of year ($ millions)	$ 380.88	$ 225.59	$ 81.54		$ 14.88		$ 5.34
Ratio of expenses to average net assets[2]	0.78%	0.94%	1.03%		1.17%		1.41%
Ratio of net investment income to
average net assets[3]	3.72%	2.89%	1.73%		1.81%		4.11%
Portfolio turnover rate	14.69%	29.02%	10.05%		22.01%		30.72%

[1] Figures are based on average daily shares outstanding during the year.
[2] Ratio of expenses to average net assets before reimbursement for 2004 and 2003 was 1.27% and
1.62%, respectively. There were no expense reimbursements in 2005, 2006 and 2007.
[3] Ratio of net investment income to average net assets before reimbursement for 2004 and 2003 was 1.70% and
3.90%, respectively. There were no expense reimbursements in 2005, 2006 and 2007.
[4] Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

*See accompanying notes which are in integral part of these financial statements.

BRUCE FUND, INC.

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2007

NOTE A - ORGANIZATION

Bruce Fund, Inc. (the “Fund”) is a Maryland corporation incorporated on June 20, 1967. The Fund’s only business during the past five years has been as an investment company. The name of the Fund was changed to Bruce Fund, Inc., in October 1983. The Fund is an open end, diversified, management investment company and the Fund’s primary investment objective is long-term capital appreciation. The investment adviser to the Fund is Bruce and Co., Inc. (the “Adviser”).

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The financial statements of Bruce Fund, Inc. have been prepared in conformity with accounting principles generally accepted in the United States of America ("US GAAP") and reporting practices prescribed for the mutual fund industry. The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A description of the significant accounting policies follows:

1.             Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an exchange-traded security is generally valued by the pricing service at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued by the pricing service at the NASDAQ Official Closing Price or bid. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Directors of the Fund.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Directors. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Directors has determined will represent fair value.

2.              Federal income taxes: The Fund’s policy is to continue to comply with the requirements of the Internal Revenue code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

BRUCE FUND, INC.

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2007

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – continued

3.                                               Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded as earned, and discounts on investments are accreted into income using the effective interest method. Realized gains or losses from securities transactions are recorded on the specific identification method for both book and tax purposes.

As of June 30, 2007, the net unrealized appreciation on investments for financial reporting purposes was as follows:

At June 30, 2007 the aggregate cost of securities for financial reporting purposes was $349,730,727.

NOTE C - PURCHASES AND SALES OF SECURITIES

For the fiscal year ended June 30, 2007, purchases and sales of securities, other than short-term investments and short-term U.S. Government obligations were as follows:

NOTE D - RELATED PARTIES

Bruce and Co., an Illinois corporation, is the investment adviser of the Fund and furnishes investment advice. In addition, it provides office space and facilities and pays the cost of all prospectuses and financial reports (other than those mailed to current shareholders). Compensation to the Adviser for its services under the Investment Advisory Contract is paid monthly based on the following:

Annual Percentage Fee	Applied to Average Net Assets of Fund
1.00%	Up to $20,000,000; plus
0.60%	$20,000,000 to $100,000,000; plus
0.50%	over $100,000,000.

As of June 30, 2007, Robert B. Bruce was the beneficial owner of 14,677 shares, R. Jeffrey Bruce was the beneficial owner of 3,072 shares and Robert DeBartolo was the beneficial owner of 143 shares. Robert B. Bruce and Robert DeBartolo are directors of the Fund; both Robert B. Bruce and R. Jeffrey Bruce are officers of the Fund and are officers, directors and owners of the Adviser.

BRUCE FUND, INC.

NOTES TO THE FINANCIAL STATEMENTS

June 30, 2007

NOTE E - DIVIDEND DISTRIBUTION

During December 2006, the Fund announced a dividend from net investment income of $10.1730 per share, a short-term capital gain distribution of $5.2496, and a long-term capital gain distribution of $7.7239 per share. These distributions were payable December 28, 2006 to shareholders of record on December 27, 2006.

The tax character of distributions paid during fiscal years 2007 and 2006 was as follows:

As of June 30, 2007, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

NOTE F - RESTRICTED SECURITIES

The Fund has acquired several securities, the sale of which is restricted, through private placements. At June 30, 2007, the aggregate value of such securities amounted to $11,863,775 or 3.11% of the Fund’s net assets. The securities have been valued using quoted market prices. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Directors and Shareholders

Bruce Fund, Inc.

We have audited the accompanying statement of assets and liabilities of Bruce Fund, Inc. (the “Fund”) (a Maryland corporation), including the schedule of investments as of June 30, 2007, and the related statement of operations for the year then ended, the statements of changes in net assets for the years ended June 30, 2007 and 2006, and the financial highlights for the five years ended June 30, 2007. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Fund was not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of the securities owned as of June 30, 2007, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Bruce Fund, Inc. as of June 30, 2007, the results of its operations for the year then ended, the changes in its net assets for the years ended June 30, 2007 and 2006, and the financial highlights for the five years ended June 30, 2007, in conformity with accounting principles generally accepted in the United States of America.

Chicago, Illinois

August 29, 2007

Directors and Officers

The Fund is managed by its officers and directors. It has no advisory board, and no standing committees of the board of directors. Directors serve until the successor of each shall have been duly elected and shall have qualified. Independent Directors constitute a majority of the board.

The following table provides information regarding the Independent Directors:

Name, Address*, (Age), Position with Fund**, Term of Position with Fund	Principal Occupation During Past 5 Years and Other Directorships
Ward M. Johnson (70) Independent Director, December 1985 to present	2002 to present - Real Estate Sales, Landings Co.
Robert DeBartolo (47) Independent Director, March 2007 to present	2007 to present – Managing Director, Valuepoint Advisers, Omnicom; 2000 to 2007 – Executive Vice President, Corbett Accel Healthcare Group, Omnicom
*	The address for each director is 20 North Wacker Drive, Suite 2414, Chicago, Illinois 60606.

** The Fund consists of one series. The Fund is not part of a Fund Complex.

The following table provides information regarding each Director who is an “interested person” of the Fund, as defined in the 1940 Act, and each officer of the Fund.

Name, Address*, (Age), Position with Fund,** Term of Position with Fund	Principal Occupation During Past 5 Years and Other Directorships
Robert B. Bruce*** (75) Chairman, Director, President, and Treasurer, 1983 to present; Chief Compliance Officer, 2004 to present

l974 to present - principal, Bruce and Co. (investment adviser); l982 to present - Chairman of Board of Directors, Treasurer, Professional Life & Casualty Company (life insurance issuer), previously Assistant Treasurer.

R. Jeffrey Bruce*** (47) Vice President and Secretary, 1983 to present	1983 to present – analyst/manager, Bruce and Co. (investment adviser); 1993 to present – Director, Professional Life & Casualty Company (life insurance issuer)

* The address for each of the directors and officers is 20 North Wacker Drive, Suite 2414, Chicago, Illinois 60606.

** The Fund consists of one series. The Fund is not part of a Fund Complex.

*** Mr. Robert Bruce and Mr. Jeffrey Bruce are “interested” persons because they are officers, directors, and owners of the Adviser. Robert Bruce is the father of Jeffrey Bruce.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30 are available without charge upon request by (1) calling the Fund at (800) 872-7823 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

BRUCE FUND

OFFICERS AND

DIRECTORS

Robert B. Bruce

President and Treasurer

R. Jeffrey Bruce

Vice President and Secretary

Robert DeBartolo

Director

W. Martin Johnson

Director

Investment Adviser

Bruce and Co., Inc.

Chicago, Illinois

Custodian

Huntington National Bank

Columbus, Ohio

Transfer Agent

Unified Fund Services, Inc.

Indianapolis, Indiana

Counsel

Thomas P. Ward

Lake Forest, Illinois

Independent Registered Public Accounting Firm

Grant Thornton LLP

Chicago, Illinois

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fees and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.

(a)        As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)        For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;
(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5)	Accountability for adherence to the code.

(c)        Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)        Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)        Posting: We do not intend to post the Code of Ethics for the Officers or any amendments or waivers on a website.

(f)         Availability: The Code of Ethics for the Officers can be obtained, free of charge by calling the toll free number for the appropriate Fund.

Item 3. Audit Committee Financial Expert.

(a)        The registrant’s board of directors has determined that the registrant does not have an audit financial expert. The directors determined that, although none of its members meet the technical definition of an audit expert, the group has sufficient financial expertise to adequately perform its duties.

(a)	Audit Fees

Bruce Fund
FY 2007	$ 35,000
FY 2006	$ 25,000

(b)	Audit-Related Fees

Bruce Fund	Registrant	Adviser
FY 2007	$ 0	$ 0
FY 2006	$ N/A	$ 0
Nature of the fees:

(c)	Tax Fees

Bruce Fund
FY 2007	$ 0
FY 2006	$ 3,846

Nature of the fees:	preparation of the 1120 RIC

(d)	All Other Fees

Bruce Fund
	Registrant	Adviser
FY 2007	$ 0
FY 2006	$ N/A

Nature of the fees:

(e)	(1)	Board Audit Policies

The Board of Directors are responsible for the selection, retention or termination of auditors and, in connection therewith, to (i) evaluate the proposed fees and other compensation, if any, to be paid to the auditors, (ii) evaluate the independence of the auditors, (iii) receive the auditors’ specific representations as to their independence;

(2)	Percentages of Services Approved by the Board

Registrant

Audit-Related Fees:	100%
Tax Fees:	100%
All Other Fees:	100%

(f)         During audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)        The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

	Registrant	Adviser
FY 2007	$ 0	$0
FY 2006	$ N/A	$0

(h)        Not applicable. The auditor performed no services for the registrant’s investment adviser or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

Item 5. Audit Committee of Listed Companies. Not applicable.

Item 6. Schedule of Investments.	Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)        Based on an evaluation of the registrant’s disclosure controls and procedures as of September 5, 2007, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)        There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code is filed herewith.

(a)(2)

Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Bruce Fund, Inc.

By	/s/ Robert B. Bruce
Robert B. Bruce, President

Date	09/06/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert B. Bruce
Robert B. Bruce, President

Date	09/06/2007

By	/s/ R. Jeffery Bruce
R. Jeffery Bruce, Principal Accounting Officer

Date	09/06/2007